Share based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
hare based compensation

The share-based compensation expense for our Predecessor share options and Restricted Stock Unit plans in the Consolidated Statement of Operations for the period from January 1, 2018 through July 1, 2018 and years ended December 31, 2017 and 2016 was $9 million, $7 million, and $7 million respectively. The $9 million expense for the period from January 1, 2018 through July 1, 2018 included a charge of $6 million for schemes cancelled on emergence from Chapter 11. This was classified within reorganization items.

On August 16, 2018, we established an employee incentive plan with a limit of 11.1 million shares in Seadrill Limited. On September 4, 2018 we made a grant of 0.5 million Restricted Stock Units. The share-based compensation expense recognized in the Consolidated Statement of Operations for the period from July 2, 2018 through December 31, 2018 (Successor) was nil. The compensation cost for non-vested awards not yet recognized as at December 31, 2018 is $9 million, with a weighted average vesting period of 2 years and 9 months.